OTHER INTANGIBLE ASSETS, NET (Estimated Amortization Expenses for The Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
OTHER INTANGIBLE ASSETS, NET [Abstract]
2013	$ 698
2014	442
2015	283
2016	215
2017	152
2018 and thereafter	139
Other intangible assets, Net	$ 1,929	$ 2,382